Note 13 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain / (loss) on derivatives, net	$ (790,359)	$ 496,820	$ 13,786
Not Designated as Hedging Instrument [Member]
Gain / (loss) on derivatives, net	(790,359)	496,820
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Gain / (loss) on derivatives, net	(411,849)	(309,854)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain / (loss) on derivatives, net	(128,556)	17,646
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements [Member]
Gain / (loss) on derivatives, net	(134,010)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements and Bunker Swap contracts [Member]
Gain / (loss) on derivatives, net	$ (115,944)	$ 789,028